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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        George Soros
Address:     c/o Soros Fund Management LLC
             888 Seventh Avenue
             New York, New York  10106

Form 13F File Number:  28-[To be Assigned]
                          ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Richard D. Holahan, Jr.
Title:       Attorney-in-Fact (1)
Phone:       212-397-5516

Signature, Place, and Date of Signing:

/s/ Richard D. Holahan, Jr.        New York, New York          February 14, 2003
---------------------------        ------------------          -----------------
[Signature]                        [City, State]               [Date]

(1) Signed pursuant to a Power of Attorney, dated as of October 30, 2002, granted by Mr. George Soros included as an Exhibit to this Form 13F.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                Form 13F File Number             Name
                --------------------             ----
                       28-6420                   Soros Fund Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                            0
                                                           ------
Form 13F Information Table Entry Total:                       7
                                                           ------
Form 13F Information Table Value Total:                   $154,277
                                                           -------
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

             NONE


                                                          George Soros
                                                    Form 13F Information Table
                                                 Quarter Ended December 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer       Title of    CUSIP      Value      Shrs or     SH/    Put/     Investment Discretion       Voting Authority
-------------        --------    ----       -----      -------     ---    ----     --------------------        ----------------
                      Class                  (x        prn amt     PRN    Call
                                             ---       -------     ---    ----
                                            $1000)                                Sole  Shared   None      Sole    Shared     None
                                            -----                                 ----  ------   ----      ----    ------     ----
                                                                                        Instr
                                                                                        -----
                                                                                        V
                                                                                        -


------------------------------------------------------------------------------------------------------------------------------------
APEX SILVER MINES      ORD     G04074103     $8,380     566,210    SH              X                         X
LTD.
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP         COM AP    038020103     $2,193     125,000    SH                     X                           X
                     BIO GRP
------------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC            COM     096227103       $284     172,995    SH              X                         X
------------------------------------------------------------------------------------------------------------------------------------
GOLDEN TELECOM         COM     38122G107     $2,421     177,478    SH                     X                           X
INC
------------------------------------------------------------------------------------------------------------------------------------
INTEGRA LIFE-          COM     457985208    $12,261     694,675    SH              X                         X
SCIENCES HLDGS         NEW
C
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS           COM     477143101   $128,637   4,764,337    SH              X                         X
CORP
------------------------------------------------------------------------------------------------------------------------------------

MCG CAPITAL CORP.      COM     58047P107       $101       9,334    SH              X                         X
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY: 7 DATA RECORDS                    $154,277


                                     EXHIBIT


                                POWER OF ATTORNEY


KNOW ALL MEN BY THESE PRESENT, that I, GEORGE SOROS, hereby make, constitute and appoint each of Armando T. Belly, Jodye Anzalotta, JOHN F. BROWN, Maryann Canfield, Richard D. Holahan, Jr. and Robert Soros acting individually, as my agent and attorney-in-fact for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as Chairman of, member of or in other capacities with Soros Fund Management LLC ("SFM LLC") and each of its affiliates or entities advised by me or SFM LLC, all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement relating to the acquisition, ownership, management or disposition of securities, futures contracts or other investments, and any other documents relating or ancillary thereto, including without limitation all documents relating to filings with the Commodity Futures Trading Commission and National Futures Association, the United States Securities and Exchange Commission (the "SEC") pursuant to the Securities Act of 1933 or the Securities Exchange Act of 1934 (the "Act") and the rules and regulations promulgated thereunder, including all documents relating to the beneficial ownership of securities required to be filed with the SEC pursuant to Section 13(d) or Section 16(a) of the Act and any information statements on Form 13F required to be filed with the SEC pursuant to
Section 13(f) of the Act.

All past acts of these attorneys-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

Execution of this power of attorney revokes that certain Power of Attorney dated as of the 15th day of January 2002 with respect to the same matters addressed above.

This power of attorney shall be valid from the date hereof until revoked by me.

IN WITNESS WHEREOF, I have executed this instrument as of the 30th day of October, 2002.



                                          /s/ George Soros
                                          -------------------------------
                                          GEORGE SOROS